Note 10 - Long-term Debt	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2019	June 30, 2020
A.	Term Loans:
	1.	Mas Shipping Co.	–	–
	2.	Montes Shipping Co. and Kelsen Shipping Co.	22,000	8,500
	3.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	–	–
	4.	Raymond Shipping Co. and Terance Shipping Co.	–	–
	5.	Uriza Shipping S.A.	23,833	21,667
	6.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	65,375	–
	7.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	18,080	–
	8.	Nerida Shipping Co.	13,575	12,675
	9.	Costamare Inc.	155,195	–
	10.	Singleton Shipping Co. and Tatum Shipping Co.	44,000	42,400
	11.	Reddick Shipping Co. and Verandi Shipping Co.	20,120	17,680
	12.	Costamare. Inc.	36,385	32,385
	13.	Bastian Shipping Co. and Cadence Shipping Co.	128,400	120,800
	14.	Adele Shipping Co.	66,500	63,500
	15.	Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co.	147,110	141,330
	16.	Quentin Shipping Co. and Sander Shipping Co.	91,239	85,716
	17.	Costamare Inc.	–	29,222
	18.	Capetanissa Maritime Corporation et al.	–	70,000
	19.	Caravokyra Maritime Corporation et al.	–	70,000
	20.	Achilleas Maritime Corporation et al.	–	70,000
		Total Term Loans	$831,812	$785,875
B.	Other financing arrangements		594,350	566,154
		Total long-term debt	$1,426,162	$1,352,029
		Less: Deferred financing costs	(9,012)	(9,263)
		Total long-term debt, net	1,417,150	1,342,766
		Less: Long-term debt current portion	(213,022)	(169,951)
		Add: Deferred financing costs, current portion	2,277	2,121
		Total long-term debt, non-current, net	$1,206,405	$1,174,936

A. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co. entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
During the year ended
December 31, 2019,
the outstanding balance of the loan of
$9,125
was fully repaid.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. On
June 29, 2020,
the Company prepaid
$8,500,
due to the sale of
Kawasaki
(ex.
Maersk Kawasaki
), on the then outstanding balance. As of
June 30, 2020,
the outstanding balance of the loan of
$8,500
is repayable in
December 2020.

3.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$48,385
relating to
Vantage
and on
July 26, 2019,
the Company fully repaid the outstanding balance of
$90,403
in aggregate relating to
Valor
and
Valiant
.

4.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$88,678
in aggregate relating to
Valence
and
Value
.

5.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
June 30, 2020
, the outstanding balance of
$21,667
is repayable in
4
equal quarterly installments of
$1,083.3,
from
August 2020
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

6.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation
entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid another
$4,000.
On
May 7, 2020,
the outstanding balance of the loan was fully repaid (Note
10.A.18
).

7.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. On
January 24, 2020,
the Company prepaid the amount
$1,385
due to the sale of the vessel
Neapolis
(Note
6
). On
May 7, 2020,
the outstanding balance of the loan was fully repaid (Note
10.A.18
).

8.
On
August 1, 2017,
Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
. On
August 3, 2017
the Company drew the amount of
$17,625.
As of
June 30, 2020,
the outstanding balance of
$12,675
is repayable in
9
equal quarterly installments of
$450,
from
August 2020
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

9.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to partially refinance a previously held loan. The facility has been drawn down in two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
and also prepaid on
March 22, 2019
the amount of
$5,805
due to the sale of the container vessel
Piraeus
. During the
six
-month period ended
June 30, 2020,
the Company partially refinanced the outstanding loan amount of
$143,324
with
two
new loan facilities (Note
10.A.19
and
10.A.20
) and fully prepaid the loan.

10.
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to
$48,000,
for the purpose of financing general corporate purposes relating to the vessels
Megalopolis
and
Marathopolis
. The facility has been drawn down in
two
tranches on
July 20, 2018
and
August 2, 2018.
As of
June 30, 2020,
the outstanding balance of Tranche A of
$21,200
is repayable in
21
equal quarterly installments of
$400,
from
July 2020
to
June 2025
and a balloon payment of
$12,800
payable together with the last installment. As of
June 30, 2020,
the outstanding balance of Tranche B of
$21,200
is repayable in
21
equal quarterly installments of
$400,
from
August 2020
to
July 2025
and a balloon payment of
$12,800
payable together with the last installment.

11.
On
October 26, 2018,
Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to
$25,000,
for the purpose of financing general corporate purposes relating to the vessels
Maersk Kleven
and
Maersk Kotka
. The facility has been drawn down in
two
tranches on
October 30, 2018.
As of
June 30, 2020,
the outstanding balance of each tranche of
$8,840
is repayable in
4
equal quarterly installments of
$610
each, from
July 2020
to
April 2021
and a balloon payment of
$6,400
each payable together with the last installment.

12.
On
November 27, 2018,
the Company entered into a loan agreement with a bank for an amount of
$55,000
in order to refinance previously held loans. The facility has been drawn down in two
tranches. Tranche A of
$28,000
was drawn down on
November 30, 2018
and Tranche B (the revolving part of the loan) of
$27,000
was drawn down on
December 11, 2018.
During the year ended
December 31, 2019
and following the sale of the vessels
MSC Pylos
,
Sierra II
,
Reunion
and
Namibia II
, the Company prepaid in aggregate, the amount of
$10,615.
As of
June 30, 2020,
the outstanding balance of Tranche A of
$16,000
is repayable in
14
variable quarterly installments, from
August 2020
to
November 2023.
As of
June 30, 2020,
the outstanding balance of Tranche B of
$16,385
is payable in
November 2023.

13.
On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to
$136,000,
for the purpose of financing the acquisition costs of
MSC Ajaccio
and
MSC Amalfi
(Note
11
) and general corporate purposes relating to the
two
vessels. The facility was drawn down in
two
tranches on
June 24, 2019.
As of
June 30, 2020,
the aggregate outstanding balance of the
two
tranches of
$120,800
is repayable in
28
variable quarterly installments, from
September 2020
to
June 2027
and a balloon payment per tranche of
$14,400
payable together with the last installment.

14.
On
June 24, 2019,
Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to
$68,000,
for the purpose of financing the acquisition cost of
MSC Azov
(Note
11
) and general corporate purposes relating to the vessel. The facility was drawn down on
July 12, 2019.
As of
June 30, 2020,
the outstanding balance of the loan of
$63,500
is repayable in
25
equal quarterly installments of
$1,500,
from
July 2020
to
June 2026
and a balloon payment of
$26,000
payable together with the last installment.

15.
On
June 28, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$150,000,
in order to partially refinance the term loan discussed in Note
10.A.3
and fully refinance the term loan discussed in Note
10.A.4
above. The facility was drawn down in
three
tranches on
July 15, 2019.
As of
June 30, 2020,
the outstanding balance of each tranche of
$47,110,
is repayable in
21
equal quarterly installments of
$963.3
from
July 2020
to
July 2025
and a balloon payment of
$26,880,
each payable together with the last installment.

16.
On
July 18, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$94,000,
in order to partially refinance the term loan discussed in Note
10.A.3
above. The facility was drawn down in
two
tranches on
July 26, 2019.
As of
June 30, 2020,
the outstanding balance of each tranche of
$42,858,
is repayable in
21
variable quarterly installments from
July 2020
to
July 2025
and a balloon payment of
$21,364
each payable together with the last installment.

17.
On
February 13, 2020,
the Company entered into a loan agreement with a bank for an amount of up to
$30,000
in order to partly finance the acquisition cost of the vessels
Volans
,
Vulpecula
,
Vela
and
JPO Virgo
(Note
6
). On
February 18, 2020,
the Company drew down the amount of
$30,000
in
four
tranches. As of
June 30, 2020,
the aggregate outstanding balance of tranche A and B of
$15,107
is repayable in
15
equal quarterly installments of
$194
and
$199,
respectively, from
August 2020
to
February 2024
and a balloon payment of
$4,646
and
$4,566,
respectively, payable together with the last installment. As of
June 30, 2020,
the aggregate outstanding balance of tranche C and D of
$14,115
is repayable in
15
equal installments of
$190
and
$195,
respectively, from
August 2020
to
February 2024
and a balloon payment of
$4,210
and
$4,130,
respectively, payable together with the last installment.

18.
On
April 24, 2020,
Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A.
and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to refinance the term loans discussed in
10.A.6
and
10.A.7
above.
The facility was drawn down on
May 6, 2020.
As of
June 30, 2020,
the outstanding balance of
$70,000
is repayable in
20
equal quarterly installments of
$2,250
from
August 2020
to
May 2025
and a balloon payment of
$25,000
payable together with the last installment.

19.
On
May 29, 2020,
Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to partly refinance the term loan discussed in
10.A.9
above.
The facility was drawn down on
June 4, 2020.
As of
June 30, 2020,
the outstanding balance of
$70,000
is repayable in
20
variable quarterly installments from
September 2020
to
June 2025
and a balloon payment of
$29,200
payable together with the last installment.

20.
On
June 11, 2020,
Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Flow Shipping Co., Idris Shipping Co., Leroy Shipping Co., Lindner Shipping Co., Miko Shipping Co., Spedding Shipping Co., Takoulis Maritime Corporation and Timpson Shipping Co., entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to partly refinance the term loan discussed in
10.A.9
above.
The facility was drawn down on
June 17, 2020.
As of
June 30, 2020,
the outstanding balance of
$70,000
is repayable in
16
equal quarterly installments of
$2,690.6
from
September 2020
to
June 2024
and a balloon payment of
$21,895.6
payable together with the last installment. As of
June 30, 2020,
the vessels
Zagora
and
Singapore Express
were classified as “held for sale” (Note
6
) and the amount of
$5,055
is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying
2020
balance sheet.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of
105%
to
125%,
restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may
also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1.
In
August 2018,
the Company, through
five
wholly-owned subsidiaries, entered into
five
pre and post-delivery financing agreements with a financial institution for the five
newbuild containerships (Note
6
). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606,
the advances paid for the vessels under construction are
not
derecognized and the amounts received are accounted for as financing arrangements. The financing arrangements bear fixed interest and the interest expense incurred for the six
-month period ended
June 30, 2020
amounted to
$1,954
(
$2,459
for the year ended
December 31, 2019),
in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying
2020
consolidated balance sheet. The total financial liability under these financing agreements will be repayable in
121
monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements.

2.
On
November 12, 2018,
the Company, as discussed in Notes
6
and
9
above, entered into a Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five
ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next
18
months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606
and ASC
840
the assumed financial liability is accounted for as a financing arrangement.
The amount payable to York has been accounted for under ASC
480
-Distinguishing liabilities from equity and has been measured under ASC
835
-
30
- Imputation of interest in accordance with the interest method. On
May 12, 2020,
the outstanding amount of the Company's obligation to York was fully repaid. As at
June 30, 2020,
the aggregate outstanding amount of the
five
financing arrangements is repayable in various installments
from
July 2020
to
October 2028
and a balloon payment for each of the
five
financing arrangements of
$32,022,
payable together with the last installment. The financing arrangements bear fixed interest and for the six
-month period ended
June 30, 2020,
the interest expense incurred amounted to
$14,050
(
$15,813
for the
six
-month period ended
June 30, 2019),
in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of operations.

As of
June 30, 2020,
the aggregate outstanding balance of the financing arrangements under (
1
) and (
2
) above was
$566,154.

The annual repayments under the Term Loans and Other Financing Arrangements after
June 30, 2020,
are in the aggregate as follows:

Year ending December 31,	Amount
2020	$77,630
2021	151,044
2022	123,760
2023	132,341
2024	143,707
2025 and thereafter	723,547
Total	$1,352,029

The interest rate of Costamare's long-term debt as at
December 31, 2019
and
June 30, 2020,
was in the range of
3.75%
-
6.34%
and
2.20%
-
6.34%,
respectively. The weighted average interest rate of Costamare's long-term debt as at both
December 31, 2019
and
June 30, 2020,
was
4.8%
and
4.1%,
respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes
16
and
18
) and capitalized interest for the
six
-month periods ended
June 30, 2019
and
2020,
amounted to
$35,195
and
$32,077,
respectively. Of the above amounts,
$34,401
and
$30,123,
are included in Interest and finance costs in the accompanying consolidated statements of operations for the six
-months periods ended
June 30, 2019
and
2020,
respectively, whereas in
2019
an amount of
$794
is capitalized and included in (a) Vessels and Advances, net in the consolidated balance sheet as of
December 31, 2019.
In
2020,
an amount of
$1,954
is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of
June 30, 2020.

C. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note
11
) are as follows
:

Balance, January 1, 2020	$10,874
Additions	1,916
Amortization and write-off	(1,944)
Balance, June 30, 2020	$10,846
Less: Current portion of financing costs	(2,652)
Financing costs, non-current portion	$8,194

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company's financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of operations (Note
16
).